RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
RELATED-PARTY TRANSACTIONS
29.	RELATED-PARTY TRANSACTIONS
Transactions with jointly controlled entities, associates, and unconsolidated entities

	2019	2018
Accounts receivable and other assets	7,216	6,359
Hispamar	426
Other entities	6,790	6,359

	2019	2018
Accounts payable and other liabilities	74,254	74,210
Hispamar	71,841	66,704
Other entities	2,413	7,506

	2019	2018
Revenue
Revenue from services rendered	380	347
Other entities	380	347
Other income	502
Hispamar	502
Financial income	430	430
Other entities	430	430

	2019	2018
Costs/expenses
Operating costs and expenses	(226,031)	(236,087)
Hispamar	(203,426)	(207,271)
Other entities	(22,605)	(28,816)
Financial expenses	(257)	(167)
Hispamar	(245)	(158)
Other entities	(12)	(9)
Compensation of key management personnel
As at December 31, 2019, the compensation of the officers responsible for the planning, management and control of the Company’s activities, including the compensation of the directors and executive officers, totaled R$63,405 (R$81,244 in 2018).